SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Segmented Reporting [Abstract]
SEGMENTED REPORTING [Text Block]

11. Segmented Reporting

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2019
	Property, plant		Exploration
	and equipment	Intangible assets	and evaluation

Congo	$221,960	-	$28,752,093
Canada	$559,212	$1	-
	$781,172	$1	$28,752,093

December 31, 2018
	Property, plant		Exploration
	and equipment	Intangible assets	and evaluation

Congo	$3,493	-	$28,344,681
Canada	$16,799	$1	-
	$20,292	$1	$28,344,681